Expense Example - LVIP Franklin Templeton Multi-Asset Opportunities Fund	Standard Class 1 year	Standard Class 3 years	Standard Class 5 years	Standard Class 10 years	Service Class 1 year	Service Class 3 years	Service Class 5 years	Service Class 10 years
USD ($)	84	384	706	1,619	109	462	838	1,896